Equity - OCI items not reclassified: benefit plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Items not reclassified to profit or loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	€ 204
UK
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 437
Discount rates	1.44%	2.11%
BRAZIL | Pension defined benefit plans
Items not reclassified to profit or loss
Discount rates	7.46%	7.05%
BRAZIL | Post-employment medical defined benefit plans
Items not reclassified to profit or loss
Discount rates	7.78%	7.22%
Discount rate actuarial assumptions | BRAZIL
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (267)
Discount rate actuarial assumptions | GERMANY
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	43
Discount rate actuarial assumptions | Other Regions
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (417)